UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  26 Main Street
          Chatham, New Jersey 07928


13F File Number:  028-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier             Chatham, New Jersey             August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  $1,830,980
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number        Name

1.                028-10536                   Pennant Offshore Partners, Ltd.

2.                028-10768                   Pennant Onshore Qualified, LP

3.                028-10746                   Pennant General Partner, LLC

4.                028-11666                   Pennant Windward Fund, L.P.

5.                028-11665                   Pennant Windward Fund, Ltd.

                           Holdings Report by Fund, Security Description, Position, Security Description
                                                  Pennant Capital Management, LLC
                                                             06/30/08


COLUMN 1                         COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE      SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP       (X$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS SOLE   SHARED  NONE
ABERCROMBIE & FITCH CO                CL A       002896207     3,761        60,000 SH       DEFINED   1,2,3,4,5      60,000
ADOBE SYS INC                         COM        00724F101    55,540     1,410,000 SH       DEFINED   1,2,3,4,5   1,410,000
ALLIANCEBERNSTEIN HOLDING LP     UNIT LTD PARTN  01881G106     1,914        35,000 SH       DEFINED   1,2,3,4,5      35,000
ALLIANCE HOLDINGS GP LP           COM UNITS LP   01861G100     7,855       263,500 SH       DEFINED     1,2,3       263,500
ALLIANCE RES PARTNER L P          UT LTD PART    01877R108    15,256       274,000 SH       DEFINED     1,2,3       274,000
AMERICAN EAGLE OUTFITTERS NE          COM        02553E106    40,032     2,937,060 SH       DEFINED   1,2,3,4,5   2,937,060
AMERICAN EXPRESS CO                   COM        025816109    42,280     1,122,390 SH       DEFINED   1,2,3,4,5   1,122,390
AMGEN INC                             COM        031162100     1,886        40,000 SH       DEFINED   1,2,3,4,5      40,000
APPLIED MATLS INC                     COM        038222105    62,279     3,262,400 SH       DEFINED   1,2,3,4,5   3,262,400
BROADCOM CORP                         CL A       111320107       546        20,000 SH       DEFINED   1,2,3,4,5      20,000
CF INDS HLDGS INC                     COM        125269100   121,267       793,630 SH       DEFINED   1,2,3,4,5     793,630
CVR ENERGY INC                        COM        12662P108    15,593       810,000 SH       DEFINED     1,2,3       810,000
CHIPMOS TECH BERMUDA LTD              SHS        G2110R106     7,506     2,316,546 SH       DEFINED     1,2,3     2,316,546
CISCO SYS INC                         COM        17275R102    58,092     2,497,500 SH       DEFINED   1,2,3,4,5   2,497,500
DAVITA INC                            COM        23918K108    83,285     1,567,571 SH       DEFINED   1,2,3,4,5   1,567,571
DYAX CORP                             COM        26746E103     5,184     1,672,392 SH       DEFINED     1,2,3     1,672,392
E M C CORP MASS                       COM        268648102    42,601     2,900,000 SH       DEFINED   1,2,3,4,5   2,900,000
ECHOSTAR CORP                         CL A       278768106    36,527     1,170,000 SH       DEFINED   1,2,3,4,5   1,170,000
FIDELITY NATIONAL FINANCIAL           CL A       31620r105    53,294     4,229,688 SH       DEFINED   1,2,3,4,5   4,229,688
FIDELITY NATL INFORMATION SV          COM        31620M106    55,956     1,516,000 SH       DEFINED   1,2,3,4,5   1,516,000
FOREST LABS INC                       COM        345838106    50,053     1,440,800 SH       DEFINED   1,2,3,4,5   1,440,800
GENESCO INC                           COM        371532102    61,740     2,000,000 SH       DEFINED   1,2,3,4,5   2,000,000
GENENTECH INC                       COM NEW      368710406    15,560       205,000 SH       DEFINED   1,2,3,4,5     205,000
GREENFIELD ONLINE INC                 COM        395150105    30,391     2,036,900 SH       DEFINED     1,2,3     2,036,900
GREENLIGHT CAPITAL RE LTD           CLASS A      G4095J109     2,800       122,500 SH       DEFINED       3         122,500
GRIFFON CORP                          COM        398433102     9,138     1,043,180 SH       DEFINED     1,2,3     1,043,180
GRUBB & ELLIS CO                 COM PAR $0.01   400095204       520       135,000 SH       DEFINED       3         135,000
GUARANTY BANCORP DEL                  COM        40075T102     1,341       372,613 SH       DEFINED     1,2,3       372,613
IRON MTN INC                          COM        462846106    18,588       700,130 SH       DEFINED   1,2,3,4,5     700,130
LIGAND PHARMACEUTICALS INC            CL B       53220K207     9,322     3,585,410 SH       DEFINED   1,2,3,4,5   3,585,410
LIMITED BRANDS INC                    COM        532716107    34,615     2,054,300 SH       DEFINED   1,2,3,4,5   2,054,300
MACYS INC                             COM        55616P104     1,845        95,000 SH       DEFINED   1,2,3,4,5      95,000
METAVANTE TECHNOLOGIES INC            COM        591407101    22,579       998,200 SH       DEFINED   1,2,3,4,5     998,200
MICROSOFT CORP                        COM        594918104    55,669     2,023,600 SH       DEFINED   1,2,3,4,5   2,023,600
MIDDLEBROOK PHARMACEUTICAL I          COM        596087106     2,603       770,000 SH       DEFINED       3         770,000
MOODYS CORP                           COM        615369105    54,243     1,575,000 SH       DEFINED   1,2,3,4,5   1,575,000
NRG ENERGY INC                      COM NEW      629377508    60,708     1,415,100 SH       DEFINED   1,2,3,4,5   1,415,100
NOKIA CORP                       SPONSORED ADR   654902204     3,675       150,000 SH       DEFINED   1,2,3,4,5     150,000
ORACLE CORP                           COM        68389X105    42,338     2,016,090 SH       DEFINED   1,2,3,4,5   2,016,090
PHH CORP                            COM NEW      693320202    82,828     5,395,941 SH       DEFINED   1,2,3,4,5   5,395,941
PETROLEO BRASILEIRO SA PETRO     SPONSORED ADR   71654V408    28,332       400,000 SH       DEFINED   1,2,3,4,5     400,000
PFIZER INC                            COM        717081103     1,747       100,000 SH       DEFINED   1,2,3,4,5     100,000
PZENA INVESTMENT MGMT INC           CLASS A      74731Q103     5,798       454,400 SH       DEFINED     1,2,3       454,400
QUEST DIAGNOSTICS INC                 COM        74834L100     9,006       185,800 SH       DEFINED   1,2,3,4,5     185,800
RUDOLPH TECHNOLOGIES INC              COM        781270103     2,661       345,550 SH       DEFINED     1,2,3       345,550
SAIC INC                              COM        78390X101    48,474     2,329,338 SH       DEFINED   1,2,3,4,5   2,329,338
SANFILIPPO JOHN B & SON INC           COM        800422107     5,022       577,900 SH       DEFINED     1,2,3       577,900
SAVIENT PHARMACEUTICALS INC           COM        80517Q100    34,868     1,378,200 SH       DEFINED   1,2,3,4,5   1,378,200
TAKE-TWO INTERACTIVE SOFTWAR          COM        874054109    20,556       803,900 SH       DEFINED   1,2,3,4,5     803,900
TENET HEALTHCARE CORP                 COM        88033G100    28,507     5,127,100 SH       DEFINED   1,2,3,4,5   5,127,100
FINISH LINE INC                       CL A       317923100    14,730     1,693,108 SH       DEFINED     1,2,3     1,693,108
THOR INDS INC                         COM        885160101     7,016       330,000 SH       DEFINED   1,2,3,4,5     330,000
TRANSDIGM GROUP INC                   COM        893641100    68,530     2,040,200 SH       DEFINED   1,2,3,4,5   2,040,200
UNION PAC CORP                        COM        907818108    64,243       850,904 SH       DEFINED   1,2,3,4,5     850,904
WALTER INDS INC                       COM        93317Q105   129,001     1,186,000 SH       DEFINED   1,2,3,4,5   1,186,000
WELLPOINT INC                         COM        94973V107    70,060     1,470,000 SH       DEFINED   1,2,3,4,5   1,470,000
WOODBRIDGE HOLDINGS CORP              CL A       978842102    21,220    18,292,945 SH       DEFINED   1,2,3,4,5  18,292,945


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